Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,350,000
Previously Paid Amount		[1]
Total Fee Amount	1,584.59
Total Offset Amount
Net Fee	$ 1,584.59

[1]	Fee previously paid upon the initial filing of the registration statement to which this exhibit is attached.